OTHER ACCOUNTS PAYABLE AND ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Line Items]
Employees' salaries and payroll accruals	$ 1,324	$ 1,017
Accrued vacation	189	199
Accrued expenses	662	517
Other accounts payable and accruals, total	$ 2,175	$ 1,733